Expense Example - Prospectus-Investor Class - Payden Absolute Return Bond Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 915